Employee Benefits - Narrative (Details)		1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 21, 2021 shares	Oct. 31, 2021 shares	Mar. 31, 2021 shares	Feb. 28, 2021 employee $ / shares	Mar. 31, 2022 shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 14, 2022 shares	Dec. 07, 2021 item	Jun. 03, 2021 shares
Disclosure of defined benefit plans [line items]
Fixed contribution | $						$ 6,300,000	$ 5,200,000	$ 3,100,000
Stock conversion ratio	0.3					0.3
Stock options granted (in shares)	7,223,177
Stock options vested percentage						25.00%
Option vesting period						3 years
Unrecognized compensation cost | $						$ 24,400,000
Weighted average contractual life						3 years 4 months 24 days
Weighted average share price, share options granted | $ / shares						$ 7.79
Subscription price (in usd per share) | $ / shares				$ 0.03
Redeemable stock price per share (in usd per share) | $ / shares				$ 0.00001227
Granted value | $						$ 9,700,000
Pre-money equity valuation | $						$ 3,500,000,000
Volatility (in percent)						54.00%
Shares available for issuance					43,761,708
Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares) | item										3,412,107
Continuing Employees | Higi SH Holdings Inc.
Disclosure of defined benefit plans [line items]
Number of instruments or interests issued or issuable (in shares) | item						1,980,000
Bottom of range
Disclosure of defined benefit plans [line items]
Expiration of options, term						10 years
Weighted average remaining contractual life of outstanding share options						6 years 10 months 24 days
Volatility (in percent)						63.40%
Top of range
Disclosure of defined benefit plans [line items]
Expiration of options, term						15 years
Weighted average remaining contractual life of outstanding share options						15 years
Volatility (in percent)						70.00%
Class A ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares)											10,973,903
Conversion of stock, shares (in shares)		712,413
Number of shares authorised for issuance	13,700,125
Number of shares authorised for issuance, automatic annual increase percentage	5.00%
Number shares authorized									14,758,592
Class G
Disclosure of defined benefit plans [line items]
Number of employees granted options | employee				3
Vesting term						1 year
Restricted Stock Award
Disclosure of defined benefit plans [line items]
Options cancelled (in shares)			5,046,059
Unrecognized compensation cost | $						$ 1,300,000
Restricted Stock Award | Bottom of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life						1 year
Restricted Stock Award | Top of range
Disclosure of defined benefit plans [line items]
Weighted average contractual life						2 years
Restricted Stock Unit
Disclosure of defined benefit plans [line items]
Unrecognized compensation cost | $						$ 812,331
Vested (in shares)						1,167,669
Unvested value | $						$ 5,400,000
Weighted average contractual life						1 year 3 months 18 days
Long Term Incentive Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares)			4,265,770
Number of stock options shares (in shares)						6,660,027
Company Share Option Plan
Disclosure of defined benefit plans [line items]
Options cancelled (in shares)						7,726,002